Document and Entity Information	12 Months Ended
Jul. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Mar 31, 2012
Registrant Name	John Hancock Funds III
Central Index Key	0001329954
Amendment Flag	false
Document Creation Date	Sep 21, 2012
Document Effective Date	Sep 21, 2012
Prospectus Date	Jul 1, 2012

John Hancock Disciplined Value Fund (the fund)
Supplement dated 9-21-12 to the current Class R6 shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R6

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6

Management fee	0.72
Other expenses	1.60
Total annual fund operating expenses	2.32
Contractual expense reimbursement[1]	-1.50
Total annual fund operating expenses after expense reimbursements	0.82
1	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund’s total operating expenses at 0.82% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through September 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6

1 Year	84
3 Years	580
5 Years	1,104
10 Years	2,540

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds III
Prospectus Date	rr_ProspectusDate	Jul 1, 2012
Supplement [Text Block]	jhf24_SupplementTextBlock
John Hancock Disciplined Value Fund (the fund)
Supplement dated 9-21-12 to the current Class R6 shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R6

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6

Management fee	0.72
Other expenses	1.60
Total annual fund operating expenses	2.32
Contractual expense reimbursement[1]	-1.50
Total annual fund operating expenses after expense reimbursements	0.82
1	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund’s total operating expenses at 0.82% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through September 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6

1 Year	84
3 Years	580
5 Years	1,104
10 Years	2,540

John Hancock Disciplined Value Fund | Prospectus Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf24_SupplementTextBlock
John Hancock Disciplined Value Fund (the fund)
Supplement dated 9-21-12 to the current Class R6 shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R6

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6

Management fee	0.72
Other expenses	1.60
Total annual fund operating expenses	2.32
Contractual expense reimbursement[1]	-1.50
Total annual fund operating expenses after expense reimbursements	0.82
1	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund’s total operating expenses at 0.82% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through September 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6

1 Year	84
3 Years	580
5 Years	1,104
10 Years	2,540

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
John Hancock Disciplined Value Fund | Prospectus Class R6 Shares | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDVWX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.72%
Other expenses	rr_OtherExpensesOverAssets	1.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.32%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.50%) [1]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	580
5 Years	rr_ExpenseExampleYear05	1,104
10 Years	rr_ExpenseExampleYear10	2,540

[1]	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.82% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through September 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds III
Prospectus Date	rr_ProspectusDate	Jul 1, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 21, 2012